Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Don E. Felice

dfelice@stradley.com

(215) 564-8794

January 22, 2021

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”)
1933 Act Registration No. 33-87762
1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio (the “Portfolios”) of the Registrant in connection with a Special Meeting of Shareholders to be held on March 12, 2021 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about February 12, 2021.

At the Special Meeting, shareholders of the Portfolio will be asked to approve an amendment to each existing portfolio management agreement between Echo Street Capital Management, LLC and the Trust related to each respective Portfolio. The Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Questions concerning this information statement may be directed to me at (215) 564-8794.

Sincerely yours,

Don E. Felice